Shareholder Report, Average Annual Return (Details)	6 Months Ended	7 Months Ended	12 Months Ended	30 Months Ended	35 Months Ended	50 Months Ended	60 Months Ended	63 Months Ended	65 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
C000123053
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lyrical U.S. Value Equity Fund - Institutional Class
C000138389
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lyrical U.S. Value Equity Fund - Investor Class
C000236986
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lyrical U.S. Value Equity Fund - A Class
Average Annual Return, Percent			5.78%		15.17%
C000236985
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lyrical U.S. Value Equity Fund - C Class
Average Annual Return, Percent			10.42%		16.68%
C000218236
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lyrical International Value Equity Fund - Institutional Class
C000218237
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lyrical International Value Equity Fund - Investor Class
C000236988
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lyrical International Value Equity Fund - A Class
Average Annual Return, Percent			5.09%		12.46%
C000236987
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lyrical International Value Equity Fund - C Class
Average Annual Return, Percent			9.68%		13.92%
C000216823
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Q3 All-Season Systematic Opportunities Fund - Institutional Class
C000256096
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Q3 All-Season Systematic Opportunities Fund - C Class
C000216825
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Q3 All-Season Tactical Fund - Institutional Class
C000226152
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Q3 All-Season Tactical Fund - C Class
C000238715
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Q3 All-Season Active Rotation ETF
Without Sales Load [Member] | C000123053
Average Annual Return [Line Items]
Average Annual Return, Percent			12.51%				18.57%			8.33%
Without Sales Load [Member] | C000138389
Average Annual Return [Line Items]
Average Annual Return, Percent			12.25%				18.27%			8.02%
Without Sales Load [Member] | C000236986
Average Annual Return [Line Items]
Average Annual Return, Percent			12.24%		17.54%
Without Sales Load [Member] | C000236985
Average Annual Return [Line Items]
Average Annual Return, Percent			11.42%		16.68%
Without Sales Load [Member] | C000218236
Average Annual Return [Line Items]
Average Annual Return, Percent			11.72%				12.48%	8.91%
Without Sales Load [Member] | C000218237
Average Annual Return [Line Items]
Average Annual Return, Percent			11.56%				12.24%	8.66%
Without Sales Load [Member] | C000236988
Average Annual Return [Line Items]
Average Annual Return, Percent			11.52%		14.78%
Without Sales Load [Member] | C000236987
Average Annual Return [Line Items]
Average Annual Return, Percent			10.68%		13.92%
Without Sales Load [Member] | C000216823
Average Annual Return [Line Items]
Average Annual Return, Percent			9.40%				7.51%		4.04%
Without Sales Load [Member] | C000256096
Average Annual Return [Line Items]
Average Annual Return, Percent		9.26%
Without Sales Load [Member] | C000216825
Average Annual Return [Line Items]
Average Annual Return, Percent			(1.44%)				3.19%		3.45%
Without Sales Load [Member] | C000226152
Average Annual Return [Line Items]
Average Annual Return, Percent			(2.64%)			(2.04%)
Without Sales Load [Member] | C000238715
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.18%)	7.02%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			13.52%				15.94%			12.86%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			13.52%				15.94%			12.86%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			13.52%		17.88%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			13.52%		17.88%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent			13.33%				11.42%	9.82%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent			13.33%				11.42%	9.82%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent			13.33%		16.55%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent			13.33%		16.55%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			5.46%				(0.90%)		0.13%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		0.73%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			5.46%				(0.90%)		0.13%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			5.46%			(0.65%)
Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return, Percent			10.99%	11.91%
Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Average Annual Return, Percent			9.83%				7.09%		5.43%
Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Average Annual Return, Percent		2.37%
Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Average Annual Return, Percent			9.83%				7.09%		5.43%
Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Average Annual Return, Percent			9.83%			3.45%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent			13.72%	18.01%